Interest Expenses - Summary of Interest Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Expense, Operating and Nonoperating [Abstract]
Interest expense	$ 1,700	$ 780	$ 35
Less: Interest capitalization	(1,664)	(527)	(15)
Total	$ 36	$ 253	$ 20